Other financial assets (Details 2) - Securities held for operating purposes [Member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 73
Nominal Amount	71
Financial assets, at fair value	74
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Italy [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	24
Nominal Amount	25
Financial assets, at fair value	€ 26
Financial Assets, Maturity Date	from 2018 to 2025
External rating by moody's, grade	Baa2
External rating by SP, grade	BBB-
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Italy [Member] | Bottom Of Range [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial Assets, Nominal Rate Of Return	0.35%
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Italy [Member] | Top Of Range [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial Assets, Nominal Rate Of Return	4.75%
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Spain [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 15
Nominal Amount	14
Financial assets, at fair value	€ 15
Financial Assets, Maturity Date	from 2019 to 2020
External rating by moody's, grade	Baa2
External rating by SP, grade	BBB+
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Spain [Member] | Bottom Of Range [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial Assets, Nominal Rate Of Return	1.40%
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Spain [Member] | Top Of Range [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial Assets, Nominal Rate Of Return	4.30%
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Ireland [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 9
Nominal Amount	8
Financial assets, at fair value	€ 9
Financial Assets, Nominal Rate Of Return	4.50%
Financial Assets, Maturity Date	2018
External rating by moody's, grade	A2
External rating by SP, grade	A+
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Iceland [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 3
Nominal Amount	3
Financial assets, at fair value	€ 3
Financial Assets, Nominal Rate Of Return	2.50%
Financial Assets, Maturity Date	2020
External rating by moody's, grade	A3
External rating by SP, grade	A
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Poland [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 2
Nominal Amount	2
Financial assets, at fair value	€ 2
Financial Assets, Nominal Rate Of Return	4.20%
Financial Assets, Maturity Date	2020
External rating by moody's, grade	A2
External rating by SP, grade	BBB+
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Slovenia [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 2
Nominal Amount	2
Financial assets, at fair value	€ 2
Financial Assets, Nominal Rate Of Return	4.13%
Financial Assets, Maturity Date	2020
External rating by moody's, grade	Baa1
External rating by SP, grade	A+
Quoted bonds issued by sovereign states, Fixed rate bonds [Member] | Belgium [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 2
Nominal Amount	2
Financial assets, at fair value	€ 2
Financial Assets, Nominal Rate Of Return	1.40%
Financial Assets, Maturity Date	2018
External rating by moody's, grade	Aa3
External rating by SP, grade	AA
Quoted bonds issued by sovereign states, Floating rate bonds [Member] | Italy [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 12
Nominal Amount	11
Financial assets, at fair value	€ 11
Financial Assets, Maturity Date	from 2018 to 2019
External rating by moody's, grade	Baa2
External rating by SP, grade	BBB
Quoted bonds issued by sovereign states [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	€ 69
Nominal Amount	67
Financial assets, at fair value	70
European Investment Bank Bonds [Member]
DisclosureOfFinancialAssetsExplanatoryLineItems [Line Items]
Financial assets at amortised cost	4
Nominal Amount	4
Financial assets, at fair value	€ 4
Financial Assets, Maturity Date	2018
External rating by moody's, grade	Aaa
External rating by SP, grade	AAA